LONG-TERM BANK LOANS	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 10:-	LONG-TERM BANK LOANS

In December 2015,
the Company entered into loan agreements with an Israeli commercial bank that provided loans in the total principal amounts of
$3,000 and Euro 3,000 (the "2015 Loans"). Certain amounts of the 2015 Loans are required to be maintained as a compensating bank deposit that decreases as the loans are repaid. The loans bear interest at LIBOR plus 1%-2.5% and are repayable in 20 equal quarterly installments through December 2020.

In December 2016, the Company entered into loan agreements with an Israeli commercial bank that provided loans in the total principal amount of $6,000 (the "2016 Loans"). Certain amounts of the 2016 Loans are required to be maintained as a compensating bank deposit that decreases over the repayment period of the loans. The loans bear interest at LIBOR plus 1.1%-2.5% and are repayable in 20 equal quarterly installments through December 2021.

As of December 31, 2017 and 2018, the banks have a lien on the Company's assets that secures the 2015 Loans and the 2016 Loans. As of December 31, 2017 and 2018, the Company is required to maintain a total of $4,200 and $3,000, respectively, in compensating balances with the banks, to secure the 2015 Loans and the 2016 Loans.

As of December 31, 2017 and 2018,
the compensating balances are included in short-term and restricted bank deposits in the amount of
$1,200
for both years, and long-term and restricted bank deposits in the amount of
$3,000 and $1,800
, respectively. The amount of the compensating balances that is required decreases as the loans are repaid. The agreements with respect to the 2015 Loans and the 2016 Loans require the Company, among other things, to meet certain financial covenants such as maintaining shareholders' equity, cash balances, and liabilities to banks at specified levels, as well as achieving certain levels of operating income (the "Covenants").

As of December 31, 2017 and 2018, the Company was in compliance with all of the Covenants.